Corporate and Group Information	12 Months Ended
Dec. 31, 2020
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Corporate and Group Information
1	CORPORATE AND GROUP INFORMATION
China Eastern Airlines Corporation Limited (the “Company”), a joint stock company limited by shares, was established in the People’s Republic of China (the “PRC”) on April 14, 1995. The address of the Company’s registered office is 66 Airport Street, Pudong International Airport, Shanghai, the PRC. The Company and its subsidiaries (together, the “Group”) are principally engaged in the operation of civil aviation, including the provision of passenger, cargo, mail delivery and other extended transportation services.
In the opinion of the directors, the holding company and ultimate holding company of the Company is China Eastern Air Holding Company Limited (“CEA Holding”), formerly named as China Eastern Air Holding Company, a state-owned enterprise established in the PRC.
The A shares, H shares and American Depositary Shares are listed on the Shanghai Stock Exchange, The Stock Exchange of Hong Kong Limited and The New York Stock Exchange, respectively.
These financial statements were approved and authorized for issue by the Company’s Board of Directors (the “Board”) on April 28, 2021.

Information about subsidiaries
Particulars of the Company’s principal subsidiaries at the end of the reporting period are as follows:

	Place and date of incorporation/ registration and	Issued ordinary/ registered share	Percentage of equity attributable to the Company
Name	place of business	capital	Direct	Indirect	Principal activities
		million
China Eastern Airlines Jiangsu Co., Ltd. (“CEA Jiangsu”)	PRC/Mainland China April 7, 1993	RMB2,000	62.56%	—	Provision of airline services
China Eastern Airlines Wuhan Co., Ltd. (“CEA Wuhan”)	PRC/Mainland China August 16, 2002	RMB1,750	60%	—	Provision of airline services
Shanghai Eastern Flight Training Co., Ltd. (“Shanghai Flight Training”)	PRC/Mainland China December 18, 1995	RMB694	100%	—	Provision of flight training services
Shanghai Airlines Co., Ltd. (“Shanghai Airlines”)	PRC/Mainland China March 16, 2010	RMB500	100%	—	Provision of airline services
China Eastern Airlines Technology Co., Ltd. (“Eastern Technology”)	PRC/Mainland China November 19, 2014	RMB4,300	100%	—	Provision of airline maintenance services
One two three Airlines Co., Ltd. (“OTT Airlines”) (Originally named Eastern Business Airlines Co., Ltd.)	PRC/Mainland China September 27, 2008	RMB1,500	100%	—	Provision of business aviation services
China Eastern Airlines Yunnan Co., Ltd. (“CEA Yunnan”)	PRC/Mainland China August 2, 2011	RMB3,662	90.36%	—	Provision of airline services
Eastern Air Overseas (Hong Kong) Co., Ltd. (“Eastern Air Overseas”)	Hong Kong June 10, 2011	HKD280	100%	—	Provision of import and export, investment, leasing and consultation services
China United Airlines Co., Ltd. (“China United Airlines”)	PRC/Mainland China September 21, 1984	RMB1,320	100%	—	Provision of airline services
Eastern Airlines Hotel Co., Ltd.	PRC/Mainland China March 18, 1998	RMB70	100%	—	Provision of hotel services primarily to crew
China Eastern Airlines Application Development Center Co., Ltd. (“Application Development Center”)	PRC/Mainland China November 21, 2011	RMB498	100%	—	Provision of research and development of technology and products in the field of aviation
China Eastern Airlines E-Commerce Co., Ltd. (“Eastern E-Commerce”)	PRC/Mainland China December 1, 2014	RMB50	100%	—	E-commerce platform and ticket agent
The above table lists the subsidiaries of the Company which, in the opinion of the directors, principally affected the results for the years ended December 31, 2020, 2019 and 2018 or formed a substantial portion of the net assets of the Group. To give details of other subsidiaries would, in the opinion of the directors, result in particulars of excessive length.
All of the subsidiaries of the Company listed above are limited liability companies.